Operating leases (Tables)	12 Months Ended
Dec. 31, 2017
Operating leases
Schedule of total rentals under operating leases charged to profit

	2017	2016	2015
	$m	$m	$m
Operating leases	137	174	185

Schedule of future minimum lease payments

	2017	2016	2015
	$m	$m	$m
Obligations under leases comprise:
Not later than one year	112	98	95
Later than one year and not later than five years	304	247	245
Later than five years	107	96	69
Total future minimum lease payments	523	441	409